Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 98,236	$ 81,127	$ 65,607	$ 69,674	$ 71,643	$ 73,242	$ 71,719	$ 65,933	$ 314,644	$ 282,537	$ 239,571
Interest expense	12,992	12,299	10,270	13,425	13,951	14,937	14,696	12,917	48,986	56,501	35,503
Net interest income	85,244	68,828	55,337	56,249	57,692	58,305	57,023	53,016	265,658	226,036	204,068
Provision for credit losses	(3,231)	45,834	24,039	27,964	2,950	1,831	881	1,391	94,606	7,053	5,398
Provision for Credit Losses On Unfunded Commitments	311	9,567	1,882	1,601					13,361	0	0
Net interest income after provisions for credit losses	88,164	13,427	29,416	26,684	54,742	56,474	56,142	51,625	157,691	218,983	198,670
Noninterest income	80,638	97,026	81,491	42,700	35,234	38,145	32,979	29,039	301,855	135,397	130,642
Noninterest expense	109,855	118,092	80,579	68,559	62,686	62,935	64,119	55,101	377,085	244,841	223,458
Income tax expense	13,337	(2,040)	7,455	80	5,718	7,718	6,314	5,975	18,832	25,725	25,618
Net income applicable to FB Financial Corporation and noncontrolling interest	45,610	(5,599)	22,873	745					63,629	83,814	80,236
Net income applicable to noncontrolling interest	8	0	0	0					8	0	0
Net income applicable to FB Financial Corporation	$ 45,602	$ (5,599)	$ 22,873	$ 745	$ 21,572	$ 23,966	$ 18,688	$ 19,588	$ 63,621	$ 83,814	$ 80,236
Weighted average common shares outstanding:
Basic (in shares)	47,204,738	40,154,841	32,094,274	31,257,739	30,934,092	30,899,583	30,859,596	30,786,684	37,621,720	30,870,474	30,675,755
Diluted (in shares)	47,791,659	40,637,745	32,506,417	31,734,112	31,470,565	31,425,573	31,378,018	31,349,198	38,099,744	31,402,897	31,314,981
Earnings per share
Basic (in dollars per share)	$ 0.97	$ (0.14)	$ 0.71	$ 0.02	$ 0.69	$ 0.77	$ 0.60	$ 0.63	$ 1.69	$ 2.70	$ 2.60
Diluted (in dollars per share)	$ 0.95	$ (0.14)	$ 0.70	$ 0.02	$ 0.68	$ 0.76	$ 0.59	$ 0.62	$ 1.67	$ 2.65	$ 2.55